Cromwell Long Short Fund
Schedule of Securities Sold Short
September 30, 2025 (Unaudited)

Shares Value
COMMON STOCKS - (14.2)%
Automobiles - (0.2)%
Stellantis NV ......................................................................... (23,629) $ (220,695)
Beverages - (0.4)%
Constellation Brands, Inc. - Class A ...................................................... (1,123) (151,234)
Diageo PLC - ADR ..................................................................... (1,800) (171,774)
(323,008)
Biotechnology - (1.2)%
Arcellx, Inc.
(a)
.......................................................................... (3,407) (279,715)
Biohaven Ltd.
(a)
........................................................................ (9,337) (140,148)
Moderna, Inc.
(a)
........................................................................ (7,771) (200,725)
Sarepta Therapeutics, Inc.
(a)
............................................................. (6,069) (116,950)
Twist Bioscience Corp.
(a)
................................................................ (6,204) (174,580)
Vaxcyte, Inc.
(a)
......................................................................... (5,879) (211,762)
(1,123,880)
Building Products - (0.5)%
AAON, Inc. ............................................................................ (2,457) (229,582)
Trex Co., Inc.
(a)
........................................................................ (3,533) (182,550)
(412,132)
Capital Markets - (0.6)%
Blue Owl Capital, Inc. .................................................................. (10,983) (185,942)
Coinbase Global, Inc. - Class A
(a)
........................................................ (541) (182,582)
Hamilton Lane, Inc. - Class A ............................................................ (1,420) (191,402)
(559,926)
Chemicals - (0.9)%
Air Products and Chemicals, Inc. ......................................................... (762) (207,812)
Dow, Inc. ............................................................................. (7,560) (173,351)
International Flavors & Fragrances, Inc. .................................................. (3,324) (204,559)
Westlake Corp. ........................................................................ (2,615) (201,512)
(787,234)
Commercial Services & Supplies - (0.2)%
Waste Connections, Inc. ............................................................... (1,256) (220,805)
Construction & Engineering - (0.3)%
Fluor Corp.
(a)
......................................................................... (5,414) (227,767)
Containers & Packaging - (0.2)%
Smurfit WestRock PLC ................................................................ (4,877) (207,614)
Distributors - (0.3)%
Genuine Parts Co. .................................................................... (1,729) (239,639)

Cromwell Long Short Fund
Schedule of Securities Sold Short
(Continued)
September 30, 2025 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Electronic Equipment, Instruments & Components - (0.6)%
Badger Meter, Inc. ..................................................................... (1,177) $ (210,189)
CDW Corp. ........................................................................... (1,115) (177,597)
Insight Enterprises, Inc.
(a)
............................................................... (1,361) (154,351)
(542,137)
Entertainment - (0.3)%
Warner Music Group Corp. - Class A .................................................... (6,549) (223,059)
Food Products - (0.4)%
Flowers Foods, Inc. .................................................................... (13,463) (175,692)
Freshpet, Inc.
(a)
........................................................................ (3,131) (172,550)
(348,242)
Ground Transportation - (0.2)%
Knight-Swift Transportation Holdings, Inc. ................................................ (4,953) (195,693)
Health Care Equipment & Supplies - (0.2)%
Zimmer Biomet Holdings, Inc. .......................................................... (1,902) (187,347)
Hotels, Restaurants & Leisure - (1.1)%
Caesars Entertainment, Inc.
(a)
........................................................... (6,308) (170,474)
Cava Group, Inc.
(a)
..................................................................... (2,577) (155,676)
Light & Wonder, Inc.
(a)
.................................................................. (2,257) (189,453)
Restaurant Brands International, Inc. ..................................................... (3,283) (210,572)
Starbucks Corp. ....................................................................... (2,657) (224,782)
(950,957)
Insurance - (1.1)%
F&G Annuities & Life, Inc. ............................................................... (6,367) (199,096)
Fidelity National Financial, Inc. .......................................................... (4,009) (242,504)
Kemper Corp. ......................................................................... (4,189) (215,943)
Oscar Health, Inc. - Class A
(a)
............................................................ (10,078) (190,777)
Ryan Specialty Holdings, Inc. ............................................................ (3,351) (188,862)
(1,037,182)
Interactive Media & Services - (0.2)%
Snap, Inc. - Class A
(a)
.................................................................. (22,574) (174,046)
Life Sciences Tools & Services - (0.6)%
Avantor, Inc.
(a)
......................................................................... (11,226) (140,100)
Revvity, Inc. ........................................................................... (2,482) (217,547)
Waters Corp.
(a)
........................................................................ (744) (223,059)
(580,706)
Machinery - (0.2)%
Ingersoll Rand, Inc. ................................................................... (2,602) (214,977)

Cromwell Long Short Fund
Schedule of Securities Sold Short
(Continued)
September 30, 2025 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Media - (0.2)%
The Trade Desk, Inc. - Class A
(a)
........................................................ (4,141) $ (202,950)
Oil, Gas & Consumable Fuels - (0.2)%
Diamondback Energy, Inc. ............................................................. (1,549) (221,662)
Passenger Airlines - (0.2)%
Joby Aviation, Inc.
(a)
................................................................... (11,102) (179,186)
Personal Care Products - (0.1)%
BellRing Brands, Inc.
(a)
................................................................ (3,485) (126,680)
Professional Services - (1.1)%
Amentum Holdings, Inc.
(a)
............................................................... (8,842) (211,766)
CBIZ, Inc.
(a)
........................................................................... (3,418) (181,017)
Equifax, Inc. ........................................................................... (802) (205,737)
FTI Consulting, Inc.
(a)
................................................................... (1,346) (217,581)
Insperity, Inc. .......................................................................... (4,031) (198,325)
(1,014,426)
Real Estate Management & Development - (0.2)%
Zillow Group, Inc. - Class C
(a)
........................................................... (2,638) (203,258)
Semiconductors & Semiconductor Equipment - (0.3)%
Advanced Micro Devices, Inc.
(a)
......................................................... (1,387) (224,403)
Software - (0.8)%
C3.ai, Inc. - Class A
(a)
................................................................... (6,807) (118,034)
Cellebrite DI Ltd.
(a)
..................................................................... (13,357) (247,505)
Five9, Inc.
(a)
........................................................................... (5,695) (137,819)
Procore Technologies, Inc.
(a)
............................................................. (2,964) (216,135)
(719,493)
Specialty Retail - (0.3)%
Dick's Sporting Goods, Inc. ............................................................ (1,020) (226,664)
Technology Hardware, Storage & Peripherals - (0.5)%
Dell Technologies, Inc. - Class C ......................................................... (1,760) (249,515)
IonQ, Inc.
(a)
........................................................................... (3,020) (185,730)
(435,245)
Textiles, Apparel & Luxury Goods - (0.4)%
On Holding AG - Class A
(a)
.............................................................. (4,869) (206,202)
Under Armour, Inc. - Class A
(a)
........................................................... (31,431) (156,841)
(363,043)

Cromwell Long Short Fund
Schedule of Securities Sold Short
(Continued)
September 30, 2025 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Trading Companies & Distributors - (0.2)%
Watsco, Inc. .......................................................................... (495) $ (200,129)
TOTAL COMMON STOCKS (Proceeds $14,421,183) ....................................................... (12,894,185)
REAL ESTATE INVESTMENT TRUSTS - (0.5)%
Apartments - (0.2)%
Invitation Homes, Inc. ................................................................. (6,191) (181,582)
Warehouse/Industrial - (0.3)%
Americold Realty Trust, Inc. ............................................................. (9,646) (118,067)
Lineage, Inc. .......................................................................... (4,787) (184,970)
(303,037)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $657,889) ........................................ (484,619)
TOTAL SECURITIES SOLD SHORT - (14.7)% (Proceeds $15,079,072) ...................................... $ (13,378,804)
Percentages are stated as a percent of net assets.
ADR : American Depositary Receipt
NV : Naamloze Vennootschap
PLC : Public Limited Company
(a)
Non-income producing security.

Cromwell Long Short Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Shares Value
COMMON STOCKS - 98.2%
Banks - 4.3%
East West Bancorp, Inc. ................................................................ 4,298 $ 457,522
JPMorgan Chase & Co. ................................................................. 9,564 3,016,773
M&T Bank Corp. ....................................................................... 2,166 428,045
3,902,340
Biotechnology - 4.0%
AbbVie, Inc. ........................................................................... 5,361 1,241,286
Alnylam Pharmaceuticals, Inc.
(a)
......................................................... 3,322 1,514,832
Gilead Sciences, Inc. ................................................................... 7,830 869,130
3,625,248
Broadline Retail - 4.0%
Amazon.com, Inc.
(a)(b)
.................................................................. 16,526 3,628,614
Building Products - 1.7%
Builders FirstSource, Inc.
(a)
.............................................................. 4,657 564,661
Carlisle Cos., Inc. ...................................................................... 1,224 402,647
Trane Technologies PLC ................................................................ 1,258 530,826
1,498,134
Capital Markets - 3.1%
Ameriprise Financial, Inc. ............................................................... 1,998 981,517
LPL Financial Holdings, Inc. ............................................................. 2,339 778,162
Morgan Stanley ........................................................................ 6,602 1,049,454
2,809,133
Chemicals - 0.6%
Ecolab, Inc. .......................................................................... 2,029 555,662
Construction & Engineering - 0.9%
EMCOR Group, Inc. ................................................................... 1,310 850,897
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp. ............................................................... 676 625,726
Containers & Packaging - 0.6%
Crown Holdings, Inc. .................................................................. 6,062 585,529
Diversified Telecommunication Services - 1.6%
AT&T, Inc. ............................................................................ 21,643 611,198
Verizon Communications, Inc. ........................................................... 18,226 801,033
1,412,231
Electric Utilities - 2.5%
Entergy Corp. ......................................................................... 7,944 740,302
NRG Energy, Inc. ...................................................................... 9,637 1,560,712
2,301,014

Cromwell Long Short Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Electrical Equipment - 1.2%
AMETEK, Inc. ........................................................................ 5,929 $ 1,114,652
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A .............................................................. 7,220 893,475
Financial Services - 5.9%
Berkshire Hathaway, Inc. - Class B
(a)
..................................................... 2,111 1,061,284
Mastercard, Inc. - Class A ............................................................... 3,369 1,916,321
Visa, Inc. - Class A ..................................................................... 7,022 2,397,170
5,374,775
Ground Transportation - 1.2%
Union Pacific Corp. ................................................................... 4,721 1,115,903
Health Care Equipment & Supplies - 1.6%
Becton Dickinson & Co. ................................................................. 2,246 420,384
IDEXX Laboratories, Inc.
(a)
.............................................................. 1,626 1,038,835
1,459,219
Health Care Providers & Services - 0.5%
The Cigna Group ..................................................................... 1,549 446,499
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc. .................................................................. 205 1,106,850
Hilton Worldwide Holdings, Inc. .......................................................... 3,425 888,582
1,995,432
Household Durables - 1.3%
DR Horton, Inc. ........................................................................ 3,297 558,742
Toll Brothers, Inc. ...................................................................... 4,470 617,486
1,176,228
Household Products - 1.0%
Colgate-Palmolive Co. ................................................................. 11,497 919,070
Insurance - 1.0%
Arch Capital Group Ltd. ................................................................ 10,036 910,566
Interactive Media & Services - 7.0%
Alphabet, Inc. - Class A
(b)
............................................................... 16,979 4,127,595
Meta Platforms, Inc. - Class A ........................................................... 2,986 2,192,859
6,320,454
Life Sciences Tools & Services - 1.4%
Danaher Corp. ........................................................................ 2,276 451,240
Thermo Fisher Scientific, Inc. ............................................................ 1,591 771,667
1,222,907

Cromwell Long Short Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Machinery - 3.5%
Caterpillar, Inc. ........................................................................ 2,606 $ 1,243,453
Deere & Co. ........................................................................... 1,666 761,795
Parker-Hannifin Corp. .................................................................. 967 733,131
RBC Bearings, Inc.
(a)
................................................................... 1,159 452,346
3,190,725
Metals & Mining - 0.0%
(c)
MMC Norilsk Nickel PJSC- ADR
(a)(d)
..................................................... 105,916 0
Oil, Gas & Consumable Fuels - 4.2%
Chevron Corp. ......................................................................... 6,270 973,668
ConocoPhillips ........................................................................ 8,682 821,230
Devon Energy Corp. ................................................................... 18,383 644,508
EOG Resources, Inc. ................................................................... 5,788 648,951
Marathon Petroleum Corp. .............................................................. 3,901 751,879
3,840,236
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co. ............................................................... 10,728 483,833
Johnson & Johnson .................................................................... 8,540 1,583,487
2,067,320
Real Estate Management & Development - 1.5%
CBRE Group, Inc. - Class A
(a)
........................................................... 8,339 1,313,893
Semiconductors & Semiconductor Equipment - 13.0%
Broadcom, Inc. ........................................................................ 4,954 1,634,374
Lam Research Corp. ................................................................... 16,727 2,239,745
NVIDIA Corp.
(b)
........................................................................ 39,022 7,280,725
NXP Semiconductors NV ............................................................... 2,765 629,674
11,784,518
Software - 14.0%
Adobe, Inc.
(a)
.......................................................................... 2,349 828,610
Check Point Software Technologies Ltd.
(a)
................................................. 5,509 1,139,867
Fortinet, Inc.
(a)
......................................................................... 10,618 892,761
Intuit, Inc. ............................................................................. 2,000 1,365,820
Microsoft Corp. ........................................................................ 12,849 6,655,140
Roper Technologies, Inc. ................................................................ 728 363,046
Salesforce, Inc. ........................................................................ 2,644 626,628
ServiceNow, Inc.
(a)
..................................................................... 923 849,419
12,721,291
Specialty Retail - 2.4%
AutoZone, Inc.
(a)
....................................................................... 208 892,370
The Home Depot, Inc. .................................................................. 3,096 1,254,468
2,146,838

Cromwell Long Short Fund
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)

Shares Value
COMMON STOCKS - (Continued)
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc. ........................................................................... 13,364 $ 3,402,875
Textiles, Apparel & Luxury Goods - 1.0%
Ralph Lauren Corp. ................................................................... 2,811 881,417
Tobacco - 1.4%
Philip Morris International, Inc. .......................................................... 8,007 1,298,735
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc. ..................................................... 3,646 951,788
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. ..................................................................... 2,800 670,264
TOTAL COMMON STOCKS (Cost $70,631,075) ........................................................... 89,013,608
EXCHANGE TRADED FUNDS - 0.0%
(c)
VanEck Russia ETF
(a)(d)
................................................................ 81,903 0
TOTAL EXCHANGE TRADED FUNDS (Cost $1,757,641) ................................................... 0
TOTAL INVESTMENTS - 98.2% (Cost $72,388,716) ....................................................... $ 89,013,608
Securities Sold Short - (14.7)% .......................................................................... (13,378,804)
Other Assets in Excess of Liabilities - 16.5% .............................................................. 14,985,502
TOTAL NET ASSETS - 100% ...........................................................................
$ 90,620,306
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)
Non-income producing security.
(b)
All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2025 is $9,811,747.
(c)
Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.